UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Group Core Municipal FundSM
Investment portfolio
July 31, 2018
unaudited
Bonds, notes & other debt instruments 86.41% Alabama 1.42%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,400
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	2,050	2,139
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	112
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2021	250	276
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	506
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2021	225	248
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	450
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	533
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.00% 2018 (escrowed to maturity)	150	151
		6,815
Alaska 0.07%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	270	278
Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	55	56
		334
Arizona 1.46%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2009-A, 5.00% 2020 (preref. 2019)	5	5
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2029	1,000	1,202
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2017-A, 5.00% 2024	400	463
Board of Regents of the Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	400	463
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 2.79% 2048 (put 2020)[1]	3,100	3,144
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	872
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	800	845
		6,994
Arkansas 0.13%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.49% 2044 (put 2022)[1]	600	611
California 2.87%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	2,200	2,240
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2047 (put 2019)[1]	1,150	1,154
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	710
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	67
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	35	36
Capital Group Core Municipal Fund — Page 1 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 1.23% 2028 (put 2020)[1]	$1,000	$1,000
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	359
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)[1]	1,000	1,025
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	68
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	288
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	150
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,390
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	2,000	2,344
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,171
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Rev. Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2021	800	865
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	203
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	507
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	200	219
		13,796
Colorado 2.36%
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2025	1,000	1,181
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	209
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.282% 2039 (put 2019)[1]	200	201
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.436% 2039 (put 2021)[1]	200	203
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales Univ. Project), Series 2013-B, 5.00% 2023	1,590	1,777
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,052
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2019	500	512
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,780
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	800	855
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019	492	494
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,320
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	745
		11,329
Connecticut 1.96%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 1.00% 2033 (put 2019)	750	748
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 5.00% 2057 (put 2023)	1,500	1,691
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	235	244
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	720	751
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,760	3,949
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,410	1,481
Capital Group Core Municipal Fund — Page 2 of 70

unaudited
Bonds, notes & other debt instruments Connecticut (continued)	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	$295	$310
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	245	252
		9,426
District of Columbia 0.69%
G.O. Bonds, Series 2018-B, 5.00% 2026	500	592
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Portner Flats Apartments Project), Series 2016, 1.00% 2019[3]	2,000	2,000
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	712
		3,304
Florida 5.67%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	500	538
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	549
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	995	991
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Senior Secured Bonds, Series 2012-A-1, 5.00% 2019	1,500	1,542
City of Clearwater, Water and Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	100	101
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	342
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	354
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	370
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	1,000	1,204
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,091
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	752
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	90	92
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	150	153
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	125	128
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,470	1,553
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,459
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,039
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	853
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019	100	102
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	159
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	625
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2009-B, 5.00% 2023	225	230
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	332
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	691
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,753
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	544
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	574
Capital Group Core Municipal Fund — Page 3 of 70

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2019[2]	$1,000	$1,019
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	843
Tampa Bay Water, Rev. Ref. Bonds (Regional Water Supply Auth. Utility System), Series 2011-B, 5.00% 2018 (escrowed to maturity)	205	206
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-B, 5.00% 2018 (escrowed to maturity)	225	226
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,075	1,066
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,355
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	363
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,137
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	186	189
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2022	400	407
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2023	300	305
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,010	1,006
		27,243
Georgia 2.20%
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	208
G.O. Bonds (Tranche 1), Series 2018-A, 5.00% 2026	2,500	2,988
G.O. Bonds, Series 2017-A, 5.00% 2027	1,000	1,202
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	945	981
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	785	808
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	360	371
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	825	865
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	788
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,045
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,314
		10,570
Guam 0.36%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,287
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	452
		1,739
Hawaii 0.23%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	674
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2010-A, 5.00% 2022	400	424
		1,098
Idaho 0.23%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,109
Illinois 10.53%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,492
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	250	257
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,076
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	261
Capital Group Core Municipal Fund — Page 4 of 70

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	$1,000	$1,070
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Assured Guaranty Municipal insured, Series 2018-A, 5.00% 2023	1,100	1,208
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	535
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,323
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	677
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,043
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	541
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	415	433
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	250	272
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2019	950	986
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,059
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,000	2,103
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	2,000	2,000
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	143
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	139
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	1,310	1,440
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,101
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	161
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2020	700	743
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2022	200	201
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2027	590	653
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	308
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	281
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	600	702
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	547
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,500	1,567
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,024
G.O. Bonds, Series 2012, 5.00% 2019	285	289
G.O. Bonds, Series 2017-B, 5.00% 2019	1,000	1,032
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,105	4,278
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	337
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,020
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,000	1,078
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)[1]	2,000	1,982
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,580
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,144
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	500	559
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,318
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,216
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,125
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,438
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,273
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	565
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		50,610
Capital Group Core Municipal Fund — Page 5 of 70

unaudited
Bonds, notes & other debt instruments Indiana 0.27%	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024	$20	$21
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024 (preref. 2019)	80	82
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 4.00% 2019	500	512
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	700	698
		1,313
Iowa 0.45%
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,070	2,176
Kentucky 0.24%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	120	122
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 119), Series 2018, 5.00% 2020	1,000	1,052
		1,174
Louisiana 1.20%
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,664
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,112
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2028	930	932
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,036
		5,744
Maine 0.15%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	700	735
Maryland 1.70%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	2,000	2,033
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	645	673
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	2,000	2,388
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	940	986
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	2,000	2,110
		8,190
Massachusetts 0.95%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,153
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	809
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	961
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	630	652
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	935	973
		4,548
Capital Group Core Municipal Fund — Page 6 of 70

unaudited
Bonds, notes & other debt instruments Michigan 2.52%	Principal amount (000)	Value (000)
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	$1,400	$1,434
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,142
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	793
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,742
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	715
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	533
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,155	1,201
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	415	430
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	900	952
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	965
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,237
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	950
		12,094
Minnesota 1.71%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	301
Various Purpose G.O. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,746
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	115	117
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	195	200
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	605	631
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,470	1,515
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,125	1,179
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	490	517
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	500	529
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)[3]	600	602
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	250	250
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	603
		8,190
Mississippi 0.45%
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	572
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,598
		2,170
Missouri 1.30%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,668
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,790	2,882
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047[4]	555	556
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	880	916
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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	$215	$223
City of Lee’s Summit, I-470 and 350 Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	15	15
		6,260
Montana 0.05%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	220	227
Nebraska 1.34%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,302
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	150	152
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	305	318
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	875	899
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,345	2,414
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	300	308
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	1,000	1,057
		6,450
Nevada 2.34%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	620	717
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2020	600	635
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	874
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,126
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,115
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,168
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	2,000	1,989
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Ref. Bonds, Series 2017, 2.00% 2023	495	475
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2019	1,100	1,132
		11,231
New Hampshire 0.66%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	609
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2020	300	313
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	642
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	350
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	557
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	680
		3,151
New Jersey 2.10%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	105
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	218
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,200	1,231
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	502
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,060
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	216
Capital Group Core Municipal Fund — Page 8 of 70

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	$500	$531
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,423
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	809
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	1,300	1,305
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,079
Transportation Trust Fund Auth., Transportation System Bonds, Series 2016, 5.00% 2019	585	601
		10,080
New Mexico 0.67%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	1,989
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,150	1,216
New Mexico Educational Assistance Foundation, Educational Loan Bonds, Series 2010-1, Class A-2, (3-month USD-LIBOR + 0.65%) 2.950% 2028[1,4]	20	20
		3,225
New York 4.11%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	231
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	453
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	2,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	750	750
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	2,000	2,002
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	2,275	2,350
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,825	1,885
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2025	1,960	2,297
New York City G.O. Bonds, Series 2017-C, 5.00% 2027	2,000	2,369
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	320
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,496
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2019 (escrowed to maturity)	100	102
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2018-A-1, 5.00% 2023	1,250	1,424
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2,4]	319	319
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 3.125% 2025	225	221
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	500	513
		19,746
North Carolina 0.92%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,915	2,015
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,140
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,274
		4,429
Capital Group Core Municipal Fund — Page 9 of 70

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Bonds, notes & other debt instruments North Dakota 0.52%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	$825	$852
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	205	211
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	510	531
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	495	522
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	345	364
		2,480
Ohio 2.65%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	770
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	636
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,000	2,070
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,092
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,081
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2024	1,000	1,158
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	451
Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	2,000	2,381
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,888
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	925	988
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	212
		12,727
Oklahoma 0.45%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2024 (preref. 2018)	200	200
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, (SIFMA Municipal Swap Index + 0.80%) 1.74% 2023 (put 2018)[1]	1,090	1,090
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Ref. Bonds, Series 2015-D, BAM insured, 5.00% 2020	815	860
		2,150
Oregon 1.14%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	682
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	800	826
County of Gilliam, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2007, 1.50% 2018	1,500	1,499
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	915	959
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,215	1,280
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	200	216
		5,462
Capital Group Core Municipal Fund — Page 10 of 70

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Bonds, notes & other debt instruments Pennsylvania 3.44%	Principal amount (000)	Value (000)
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	$400	$438
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	340
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	788
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	402
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,350
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,795	1,881
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	361
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 1.66% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	448
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 2.457% 2028 (put 2024)[1]	1,500	1,529
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.50% 2048 (put 2022)[1]	175	176
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	797
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,669
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	662
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,133
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,179
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.92% 2021[1]	950	965
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,000	2,000
		16,518
Puerto Rico 0.66%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	724
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	1,340	1,368
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,065
		3,157
Rhode Island 0.30%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	554
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	565
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	333
		1,452
South Carolina 1.64%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	260	268
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	465	487
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	180	189
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,100	1,151
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,112
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	655
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	559
Capital Group Core Municipal Fund — Page 11 of 70

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Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	$1,000	$1,067
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	386
		7,874
South Dakota 0.81%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,430	1,489
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	435	449
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,865	1,963
		3,901
Tennessee 1.38%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	340	354
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	370	381
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	65	66
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	715	746
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,070	1,120
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	845	889
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	860	905
City of Memphis, Electric System Rev. Ref. Bonds, Series 2008, 5.00% 2018	100	101
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,077
		6,639
Texas 13.32%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	1,006
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	461
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	529
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	294
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,777
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	350	354
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	886
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,764
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,304
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	650	769
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,177
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	583
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,000	1,021
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	955	1,121
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,325
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,153
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	498
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	1,230	1,434
Frisco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2026	500	586
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	131
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2010, 5.00% 2018	275	278
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2022[1]	250	254
Capital Group Core Municipal Fund — Page 12 of 70

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.65% 2031[1]	$150	$150
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	400	417
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)[3]	1,500	1,505
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,755
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,204
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2018	1,500	1,516
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	589
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	276
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)[3]	1,870	1,881
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.938% 2036 (put 2019)[1]	750	751
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,740
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,145
Lamar Consolidated Independent School Dist., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,000	1,105
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	287
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,586
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	503
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	1,700	1,700
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	339
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2019	2,000	2,030
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	1,022
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2020	1,450	1,524
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	3,000	3,592
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2019	750	769
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,180	1,250
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012, 5.25% 2024	930	1,080
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	1,000	1,007
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,017
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,024
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,174
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,183
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2023 (preref. 2018)	180	180
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2023 (preref. 2018)	170	170
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,168
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,331
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,269
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,500
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	2,990	3,573
		64,017
Capital Group Core Municipal Fund — Page 13 of 70

unaudited
Bonds, notes & other debt instruments Utah 0.24%	Principal amount (000)	Value (000)
Housing Corp., Single Family Mortgage Bonds, Series 2015-D-2, Class III, 4.00% 2045	$470	$492
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	326
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	356
		1,174
Vermont 0.08%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	359
Virginia 0.64%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	866
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2022	2,000	2,217
		3,083
Washington 3.20%
Various Purpose G.O. Bonds, Series 2012-A, 5.00% 2025 (preref. 2021)	1,390	1,520
Various Purpose G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,184
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,770
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2027	2,445	2,906
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,176
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	1,001
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2022	670	737
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2023	555	622
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	313
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	500	501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	800	874
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	595
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2020	480	499
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023	550	603
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	945	989
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref. 2019)	100	103
		15,393
West Virginia 0.88%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	751
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	999
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Company Project), Series 2014-L, 1.625% 2022 (put 2018)	2,500	2,499
		4,249
Wisconsin 1.75%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,274
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,431
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	610	641
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,000	1,054
Capital Group Core Municipal Fund — Page 14 of 70

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	$300	$330
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	1,500	967
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,000	1,116
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	587
		8,400
Total bonds, notes & other debt instruments (cost: $415,651,000)		415,146
Short-term securities 13.19%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 1.39% 2052[1]	2,700	2,700
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.38% 2052[1]	1,525	1,525
State of California, IAM Commercial Paper, Series 2018-A-6, 1.05% 8/3/2018	2,000	2,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.80% 8/14/2018	2,000	2,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2018-S-2, 1.47% 9/5/2018	2,000	2,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 1.45% 2043[1]	6,000	6,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.47% 2044[1]	5,000	5,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.47% 2044[1]	3,000	3,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.48% 2022[1]	2,500	2,500
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds, Series 2018-B, 1.30% 10/3/2018	1,000	1,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.45% 2042[1]	5,000	5,000
State of Minnesota, City of Saint Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.51% 2035[1]	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.48% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 1.45% 2035[1]	1,000	1,000
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.125% 2022 (put 2019)[2,5]	200	200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 1.49% 2040[1]	900	900
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 2019	1,500	1,535
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 5/15/2019	2,000	2,040
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.50% 2038[1]	3,000	3,000
State of New York, New York City G.O. Bonds, Series 2006-L-5, 1.49% 2035[1]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 1.49% 2048[1]	1,500	1,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2015-A-4, 1.49% 2041[1]	7,385	7,385
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.49% 2033[1]	2,000	2,000
Capital Group Core Municipal Fund — Page 15 of 70

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.53% 2033[1]	$565	$565
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	5,000	5,011
Total short-term securities (cost: $63,359,000)		63,361
Total investment securities 99.60% (cost: $479,010,000)		478,507
Other assets less liabilities 0.40%		1,935
Net assets 100.00%		$480,442

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,701,000, which represented .77% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance
Capital Group Core Municipal Fund — Page 16 of 70

Capital Group Short-Term Municipal FundSM
Investment portfolio
July 31, 2018
unaudited
Bonds, notes & other debt instruments 84.73% Alabama 0.56%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	$250	$256
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	500	522
		778
Arizona 0.86%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2029	500	601
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	593
		1,194
California 3.76%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	1,500	1,527
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	501
Various Purpose G.O. Bonds, Series 2013-D, (SIFMA Municipal Swap Index + 0.29%) 1.23% 2028 (put 2020)[1]	300	300
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,000	1,039
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.006% 2038 (put 2020)[1]	1,000	1,004
Manteca Unified School Dist., Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	434
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	423
		5,228
Colorado 0.98%
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2018-A-1, 5.00% 2023	500	574
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.282% 2039 (put 2019)[1]	500	502
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	283
		1,359
Connecticut 4.25%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	470	470
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	553
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 1.00% 2033 (put 2019)	1,470	1,466
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	460	474
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	680	702
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	460	478
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	240	250
Capital Group Short-Term Municipal Fund — Page 17 of 70

unaudited
Bonds, notes & other debt instruments Connecticut (continued)	Principal amount (000)	Value (000)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	$940	$987
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	520	535
		5,915
District of Columbia 0.72%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Portner Flats Apartments Project), Series 2016, 1.00% 2019[2]	1,000	1,000
Florida 5.17%
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.40% 2018	250	250
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	355
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	500
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	70	72
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	120	123
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2021)	1,095	1,199
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	710	737
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	2,000	2,133
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	535
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2023	1,000	1,142
		7,196
Georgia 2.51%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, Assured Guaranty Municipal insured, 5.00% 2019	95	96
G.O. Bonds (Tranche 1), Series 2018-A, 5.00% 2026	250	299
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	145	149
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	820	860
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	898
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	1,155	1,188
		3,490
Illinois 9.77%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,050
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2020	1,000	1,046
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	106
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	475	533
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	534
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,010	1,101
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 3.00% 2019	1,065	1,079
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	196
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	490	486
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	112
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	147
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,198
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,045
Capital Group Short-Term Municipal Fund — Page 18 of 70

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)[1]	$1,000	$991
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	647
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	546
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	539
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	176
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	533
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,023
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	505
		13,593
Indiana 1.48%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,051
Health and Educational Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-2, 4.00% 2036 (put 2019)	1,000	1,013
		2,064
Kentucky 0.03%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	40	41
Louisiana 0.46%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	70	70
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	295
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	250	269
		634
Maine 0.38%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	500	525
Maryland 2.16%
County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 2019	1,000	1,017
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	438
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	465	488
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,000	1,055
		2,998
Massachusetts 1.11%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	125	129
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	800	823
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	570	592
		1,544
Capital Group Short-Term Municipal Fund — Page 19 of 70

unaudited
Bonds, notes & other debt instruments Michigan 3.24%	Principal amount (000)	Value (000)
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	$700	$769
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.50% 2025	375	376
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	528
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,052
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	300	313
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	655	681
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	140	145
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	314
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	330
		4,508
Minnesota 1.30%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	702
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	70	72
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)[2]	280	281
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)	750	751
		1,806
Missouri 1.08%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,270	1,312
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	185	190
		1,502
Montana 0.16%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	220	227
Nebraska 1.97%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,042
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	215	217
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	145	146
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	570	593
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	430	443
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	295	303
		2,744
New Jersey 3.21%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	750	771
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	550	555
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,346
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2018	750	753
Capital Group Short-Term Municipal Fund — Page 20 of 70

unaudited
Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 4.00% 2020	$495	$512
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	535
		4,472
New Mexico 1.44%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	1,000	994
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	995
New Mexico Educational Assistance Foundation, Educational Loan Bonds, Series 2010-1, Class A-2, (3-month USD-LIBOR + 0.65%) 2.950% 2028[1,3]	20	20
		2,009
New York 6.20%
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	346
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	1,007
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2002-B-3-B, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2018[1]	650	651
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	2,600	2,603
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	915	945
New York City G.O. Bonds, Fiscal 2018, Series 2017-C, 5.00% 2023	1,000	1,139
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	347
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	499
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2018-A-1, 5.00% 2023	750	855
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3,4]	236	236
		8,628
North Carolina 0.29%
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	385	405
North Dakota 1.26%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	95	98
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	1,070	1,112
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	520	543
		1,753
Ohio 1.02%
Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2026	500	595
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	625	668
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	150	154
		1,417
Capital Group Short-Term Municipal Fund — Page 21 of 70

unaudited
Bonds, notes & other debt instruments Oklahoma 0.79%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)[2]	$500	$500
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	425	444
City of Stillwater, Utility System and Sales Tax Rev. Bonds, Series 2014-A, 4.00% 2019	150	154
		1,098
Oregon 3.20%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2022 (put 2018)[1]	2,625	2,627
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	795	820
County of Gilliam, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2007, 1.50% 2018	1,000	1,000
		4,447
Pennsylvania 2.83%
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	500	526
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	445	466
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	833
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 1.66% 2051 (put 2023)[1]	500	500
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2019	500	517
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	275	276
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	750	813
		3,931
Puerto Rico 0.25%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	350	351
Rhode Island 1.17%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	998
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	605	628
		1,626
South Carolina 1.23%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	155	160
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	320	346
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	480	502
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	269
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	441
		1,718
South Dakota 0.19%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	250	260
Tennessee 2.56%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	185	192
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	200	206
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,410	1,472
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	575	600
Capital Group Short-Term Municipal Fund — Page 22 of 70

unaudited
Bonds, notes & other debt instruments Tennessee (continued)	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	$370	$389
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	701
		3,560
Texas 9.85%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	635	710
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	525	577
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 3.00% 2032 (put 2019)	1,000	1,013
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,532
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	190	223
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	350	404
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.65% 2031[1]	150	150
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	100	104
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)[2]	1,350	1,354
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2022	250	279
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	420
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)[2]	715	719
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 1.938% 2036 (put 2019)[1]	650	651
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	200	199
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	417
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)[2]	500	501
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2018)	350	350
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,017
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,024
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	157
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2019	500	510
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2022	355	392
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, AMT, 2.00% 2021[2]	1,000	1,001
		13,704
Utah 0.59%
Housing Corp., Single Family Mortgage Bonds, Series 2015-D-2, Class III, 4.00% 2045	375	393
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2019	200	203
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	224
		820
Virginia 0.54%
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	750	747
Capital Group Short-Term Municipal Fund — Page 23 of 70

unaudited
Bonds, notes & other debt instruments Washington 2.03%	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2023	$1,000	$1,130
Various Purpose G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	547
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	115	118
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	600	628
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	402
		2,825
West Virginia 1.26%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.47% 2041 (put 2019)[1]	1,750	1,750
Wisconsin 2.87%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,111
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	1,000	1,137
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,018
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	375	395
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	330
		3,991
Total bonds, notes & other debt instruments (cost: $118,393,000)		117,858
Short-term securities 14.82%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.38% 2052[1]	2,300	2,300
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 1.47% 2044[1]	4,000	4,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.45% 2043[1]	1,260	1,260
State of Minnesota, City of Saint Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.51% 2035[1]	1,500	1,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.52% 2035[1]	150	150
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2013-D-3, 1.50% 2038[1]	1,000	1,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 1.49% 2035[1]	1,500	1,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 1.49% 2048[1]	500	500
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 1.80% 2046 (put 2018)[5]	1,000	1,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 8/30/2018	5,000	5,011
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 1.45% 2030[1]	2,400	2,400
Total short-term securities (cost: $20,620,000)		20,621
Total investment securities 99.55% (cost: $139,013,000)		138,479
Other assets less liabilities 0.45%		620
Net assets 100.00%		$139,099

Capital Group Short-Term Municipal Fund — Page 24 of 70

unaudited
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $236,000, which represented .17% of the net assets of the fund.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance
Capital Group Short-Term Municipal Fund — Page 25 of 70

Capital Group California Core Municipal FundSM
Investment portfolio
July 31, 2018
unaudited
Bonds, notes & other debt instruments 81.97% California 79.28%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,100
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	685
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	577
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	500	528
County of Alameda, Transportation Commission, Sales Tax Rev. Bonds, Series 2014, 4.00% 2019	950	966
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	715
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	950
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	945	976
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	612
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2019	400	410
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2020	550	582
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,067
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,526
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	539
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,106
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	559
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	421
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	455
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	582
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	2,800	2,851
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2047 (put 2023)[1]	1,500	1,527
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)[1]	4,275	4,399
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.54% 2034 (put 2020)[1]	1,000	1,005
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 2.186% 2045 (put 2021)[1]	1,000	1,008
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,463
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	1,000	1,001
Capital Group California Core Municipal Fund — Page 26 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	$1,200	$1,407
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	572
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,113
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,726
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.00% 2018	325	325
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	363
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	303
Ceres Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2010-A, 0% 2044 (preref. 2020)	1,395	238
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2019	2,000	2,046
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2024	600	614
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	504
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	759
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	972
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	584
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,510
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,488
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,844
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	932
Conejo Valley Unified School Dist., G.O. Bonds, 2014 Election, Series B, 5.00% 2028	350	434
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	873
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	699
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	399
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2019, 5.00% 2039 (preref. 2019)	3,000	3,136
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2011, 5.00% 2019	1,150	1,178
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	427
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	579
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021	355	390
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	380
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	600
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	534
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024 (preref. 2019)	100	102
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	588
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	608
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	570
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,127
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	952
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	678
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	940
Capital Group California Core Municipal Fund — Page 27 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	$1,000	$1,155
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	601
Various Purpose G.O. Bonds, National insured, Series 1994, 6.00% 2020	5	5
Various Purpose G.O. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.76%) 2.224% 2031 (put 2021)[1]	2,175	2,202
Various Purpose G.O. Bonds, Series 2017, 5.00% 2024	530	621
Various Purpose G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,390
Various Purpose G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2019	600	615
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,295
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	708
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	7,785	9,369
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,750	2,113
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	4,870
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,814
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	449
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	476
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,566
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,735
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	1,000	811
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	1,300	1,379
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,335
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	321
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,073
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	293
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	198
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	156
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	711
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,125
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,356
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	95	95
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	385
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	461
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	546
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2018	275	277
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	166
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	414
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2020	1,325	1,416
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	355
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,521
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,105	3,696
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,605	2,933
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health), Series 2016-A, 4.00% 2025	1,255	1,381
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,887
Capital Group California Core Municipal Fund — Page 28 of 70

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	$400	$410
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,818
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	250	268
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,156
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,179
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-A, 5.00% 2020	510	549
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	676
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,012
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	574
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	80	81
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	20	20
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2025 (preref. 2018)	100	100
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 4.50% 2026 (preref. 2018)	100	100
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)[1]	1,000	1,025
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.834% 2047 (put 2021)[1]	4,000	4,002
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.006% 2038 (put 2020)[1]	3,000	3,012
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	2,750	3,131
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,000	3,562
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,282
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	735
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	431
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,244
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	903
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2020	940	986
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,391
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	569
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	798
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,145
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,372
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,838
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2019	200	208
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2019	500	514
Lammersville Joint Unified School Dist., Special Tax Bonds, Community Facs. Dist. No. 2002, Series 2017, 4.00% 2022	680	722
City of Lincoln, Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2021	840	842
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	303
Capital Group California Core Municipal Fund — Page 29 of 70

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	$750	$787
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	571
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	106
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2019	275	282
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	421
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	641
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	799
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2029	200	205
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-D, 5.00% 2019	850	875
County of Los Angeles, Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 0% 2027	830	642
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2020	3,000	3,227
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,333
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2027	1,500	1,845
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-M-1, 5.00% 2029	2,000	2,451
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	103
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,712
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,500	1,767
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,198
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,196
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	1,500	1,278
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	561
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	291
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	847
Montebello Unified School Dist., G.O. Bonds, Series 2016-A, 3.00% 2018	1,560	1,560
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Election 2004, Series 2013-A, 5.00% 2024	520	589
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,764
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	1,250	1,282
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 0% 2024	815	702
Moreno Valley Unified School Dist., G.O. Bonds, Series 2007, MBIA insured, 5.25% 2019	380	394
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	435
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2020	375	400
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	305	324
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	342
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	849
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	524
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	991
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	585
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	130
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	548
Capital Group California Core Municipal Fund — Page 30 of 70

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2021 (preref. 2019)	$1,000	$1,037
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	200	207
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,500	1,727
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,074
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	618
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,124
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	404
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,582
City of Oxnard, Bond Fin. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	289
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	750	816
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	742
Paramount Unified School Dist., G.O. Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,516
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 3.00% 2021	895	912
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA4), Series 2017-B, 4.00% 2022	915	968
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,136
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	635
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	469
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	938
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	558
Public Fin. Auth., Electric System Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2018, 5.00% 2023	730	836
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	562
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,355
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	3,575	4,091
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	904
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,128
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	2,024
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	5,967
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	4,750	5,566
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,175	1,412
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	1,200	1,433
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	346
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	698
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	228
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2030	700	805
Capital Group California Core Municipal Fund — Page 31 of 70

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	$240	$273
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	445
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,102
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,229
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	572
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	510
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	433
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	631
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,400
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	404
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	460
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,143
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,146
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	410
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023 (preref. 2020)	230	246
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2020	725	774
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2020	480	503
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	352
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	223
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	100	103
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2009-A, 4.00% 2020 (preref. 2018)	100	100
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2020	700	745
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	257
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	546
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,127
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2020	800	846
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.25% 2021	500	513
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.00% 2018 (escrowed to maturity)	275	275
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	301
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	343
Capital Group California Core Municipal Fund — Page 32 of 70

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	$1,310	$1,379
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,105
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 1997-A, National insured, 0% 2025	285	233
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	535
San Jose Unified School Dist., G.O. Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	675
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	564
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	432
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	586
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	477
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	316
County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	285	288
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	346
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	609
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	426
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,888
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	995	1,057
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,052
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,264
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,540	1,650
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	1,000	1,025
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 4.00% 2019[2]	225	230
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	494
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	180	207
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	154
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	148
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	368
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	149
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	274
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	572
Solano Community College Dist., G.O. Ref. Bonds, National insured, Series 2005, 0% 2021	2,680	2,535
Solano Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 0% 2025 (5.00% on 8/1/2023)	700	642
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2018-B, (SIFMA Municipal Swap Index + 0.25%) 1.19% 2040 (put 2021)[1]	2,625	2,629
Southern California Public Power Auth., Rev. Bonds (Linden Wind Energy Project), Series 2010-A, 4.00% 2021	500	524
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	1,000	1,034
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	10	10
Capital Group California Core Municipal Fund — Page 33 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Southern California Public Power Auth., Rev. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023 (preref. 2019)	$90	$91
Southern California Public Power Auth., Rev. Bonds (Windy Point/Windy Flats Project), Series 2010-1, 5.00% 2023	800	853
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	1,003
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,017
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	2,000	1,990
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,437
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	870
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,191
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,100	1,230
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2020	210	226
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,042
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	692
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625% 2021 (preref. 2019)	100	103
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	600	615
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	619
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	331
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,100	1,197
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.00% 2019	1,000	1,026
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	824
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	449
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	629
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022 (preref. 2019)	1,500	1,524
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2024 (preref. 2019)	100	102
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.00% 2022	1,705	1,845
City of Tustin, Community Facs. Dist. No. 06-1, Special Tax Rev. Ref. Bonds (Tustin Legacy/Columbus Villages), Series 2015-A, 5.00% 2024	860	999
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	929
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	465
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	161
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	433
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,465
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	532
Capital Group California Core Municipal Fund — Page 34 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	$600	$655
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	266
County of Ventura, Conejo Valley Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-B, 5.00% 2029	650	795
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,900	1,964
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	768
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,121
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,015	1,047
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	637
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	303
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	444
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	381
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	514
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	80
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	133
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	537
		342,549
Guam 1.29%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	375
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	772
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,180
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,519
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	1,525	1,731
		5,577
Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	100	103
Michigan 0.03%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	105
Missouri 0.06%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	235	244
Oregon 0.23%
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2022 (put 2018)[1]	1,000	1,001
Puerto Rico 1.06%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	510
Capital Group California Core Municipal Fund — Page 35 of 70

unaudited
Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	$1,000	$1,043
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	3,045
		4,598
Total bonds, notes & other debt instruments (cost: $351,675,000)		354,177
Short-term securities 17.32%
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, IAM Commercial Paper, Series 2018-1, 1.20% 9/5/2018	3,500	3,500
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.30% 2035[1]	7,000	7,000
State of California, IAM Commercial Paper, Series 2018-A-1, 1.25% 9/12/2018	1,000	1,000
State of California, County of Los Angeles, Lease Rev. Bonds, Series 2018-B, 1.20% 8/7/2018	4,900	4,900
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,000	3,069
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.19% 2037[1]	1,750	1,750
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.30% 2025[1]	4,500	4,500
State of California, Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 1.35% 2042[1]	5,000	5,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 1.40% 2026[1]	17,300	17,300
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.40% 2024 (put 2018)[2,3]	500	500
State of California, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2018-B, 1.10% 9/17/2018	5,000	5,000
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,000	3,068
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 1.80% 8/14/2018	2,000	2,000
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.30% 2024[1]	3,685	3,685
State of California, University of California, IAM Commercial Paper, Series 2018, 1.63% 8/7/2018	5,500	5,500
State of California, University of California, IAM Commercial Paper, Series 2018-A, 1.22% 8/20/2018	2,000	2,000
State of California, County of Ventura, Tax and Rev. Anticipation Notes, Series 2018, 2.50% 7/1/2019	5,000	5,047
Total short-term securities (cost: $74,814,000)		74,819
Total investment securities 99.29% (cost: $426,489,000)		428,996
Other assets less liabilities 0.71%		3,073
Net assets 100.00%		$432,069

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,456,000, which represented .57% of the net assets of the fund.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

Capital Group California Core Municipal Fund — Page 36 of 70

unaudited
Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance
Capital Group California Core Municipal Fund — Page 37 of 70

Capital Group California Short-Term Municipal FundSM
Investment portfolio
July 31, 2018
unaudited
Bonds, notes & other debt instruments 94.31% California 93.02%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	$500	$536
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	450	498
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2020	700	747
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	562
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	529
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	575	585
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2047 (put 2023)[1]	250	255
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2047 (put 2019)[1]	1,230	1,234
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 1.54% 2034 (put 2020)[1]	250	251
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)[1]	250	253
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-C, 1.875% 2047 (put 2019)	500	501
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	725
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 4.00% 2018	500	505
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	568
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,690
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	275	278
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	700	704
Ceres Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2010-A, 0% 2044 (preref. 2020)	500	85
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	694
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2018	125	125
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	948
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2014-A, 4.00% 2018	400	402
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2018	450	451
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	500	502
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	986
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 4.00% 2019	400	408
Capital Group California Short-Term Municipal Fund — Page 38 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	$1,000	$1,051
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,495
Various Purpose G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.83%) 2.293% 2029[1]	500	500
Various Purpose G.O. Bonds, Series 2017, 4.00% 2021	490	527
Various Purpose G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2021	500	550
Various Purpose G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,203
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	620
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 5.00% 2020	630	678
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 3.00% 2019	1,000	1,013
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, 5.00% 2019	1,000	1,030
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	500	515
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	450	477
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2020	1,735	1,840
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	544
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,443
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,112
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	650
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	331
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	208
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	160
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2019	500	508
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029 (preref. 2019)	1,000	1,043
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	313
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	547
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	339
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,198
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	226
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	110	109
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,155
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	352
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	731
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2018	500	503
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Paradise Valley Estates Project), Series 2013, 5.00% 2019	500	507
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	642
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	600	643
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	553
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	566
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2018	1,000	1,000
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2011-C, 5.00% 2018 (escrowed to maturity)	425	429
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Academy of Sciences), Series 2018-B, 1.834% 2047[1]	1,000	1,001
Capital Group California Short-Term Municipal Fund — Page 39 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	$235	$257
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	297
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.006% 2038 (put 2020)[1]	1,500	1,506
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2018	500	501
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2019	300	308
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	549
County of Kern, Water Agcy., Improvement Dist. No. 4, Water Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	732
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	1,500	1,605
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	526
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 4.00% 2018	500	501
Lammersville Joint Unified School Dist., Special Tax Bonds, Community Facs. Dist. No. 2002, Series 2017, 4.00% 2021	525	551
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 3.00% 2018	1,425	1,433
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2016-B, 4.00% 2019	300	308
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2021	400	411
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	400	437
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,001
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2018	1,100	1,113
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	732
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,048
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	896
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	268
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2019	600	619
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	282
Montebello Unified School Dist., Rev. Bonds, Series 2016-A, 4.00% 2019	250	256
Murrieta Valley Unified School Dist., G.O. Bonds, Series 1998-A, FGIC-National insured, 0% 2020	1,080	1,041
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	423
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	500	576
Port of Oakland, Rev. Ref. Bonds, Series 2017-E, 5.00% 2020	1,000	1,075
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2018	300	301
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2018	375	376
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	208
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	350	381
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,296
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	794
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2013-A, 4.00% 2019	500	508
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	563
Capital Group California Short-Term Municipal Fund — Page 40 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	$1,860	$2,129
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,079
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,105
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2024	1,250	1,465
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	654
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,088
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	513
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	877
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	850	883
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	286
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	114
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	104
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2018	500	502
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	285	312
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	479
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	669
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,097
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	403
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	517
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023	400	439
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,000
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	535
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	281
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 4.00% 2018	300	300
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 4.00% 2019	475	488
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	747
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	367
City of Santa Rosa, High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	787
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2018-B, (SIFMA Municipal Swap Index + 0.25%) 1.19% 2040 (put 2021)[1]	1,000	1,001
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	600	620
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	928
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	208
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	337
Capital Group California Short-Term Municipal Fund — Page 41 of 70

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	$160	$165
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	508
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	500	498
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-D, 2.625% 2033 (put 2023)	1,100	1,108
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	398
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	250	255
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	778
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,301
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	544
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	704
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	549
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	416
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	563
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	503
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	260
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	213
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,925	2,878
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	329
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	825	853
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,000	1,057
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	772
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	785	810
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	207
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	290
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 4.00% 2019	755	775
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	189
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	130
		106,380
Guam 0.58%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	300	323
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	338
		661
Louisiana 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2011-A, GNMA-FNMA insured, 4.60% 2028	5	5
Capital Group California Short-Term Municipal Fund — Page 42 of 70

unaudited
Bonds, notes & other debt instruments Puerto Rico 0.70%	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	$800	$802
Total bonds, notes & other debt instruments (cost: $107,981,000)		107,848
Short-term securities 5.86%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.30% 2035[1]	1,000	1,000
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.19% 2037[1]	1,185	1,185
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	1,000	1,023
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.30% 2024[1]	1,000	1,000
State of California, University of California, IAM Commercial Paper, Series 2018, 1.63% 8/7/2018	2,500	2,500
Total short-term securities (cost: $6,707,000)		6,708
Total investment securities 100.17% (cost: $114,688,000)		114,556
Other assets less liabilities (0.17%)		(196)
Net assets 100.00%		$114,360

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	TECP = Tax-Exempt Commercial Paper
Fin. = Finance
Capital Group California Short-Term Municipal Fund — Page 43 of 70

Capital Group Core Bond FundSM
Investment portfolio
July 31, 2018
unaudited
Bonds, notes & other debt instruments 92.36% U.S. Treasury bonds & notes 59.24% U.S. Treasury 50.82%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2018	$1,715	$1,711
U.S. Treasury 1.25% 2018	500	499
U.S. Treasury 1.50% 2018	1,000	997
U.S. Treasury 3.75% 2018	3,800	3,818
U.S. Treasury 0.75% 2019	1,390	1,379
U.S. Treasury 0.875% 2019	4,720	4,658
U.S. Treasury 1.00% 2019	500	492
U.S. Treasury 1.125% 2019	1,860	1,848
U.S. Treasury 1.25% 2019	1,900	1,887
U.S. Treasury 1.25% 2019	500	496
U.S. Treasury 1.50% 2019	2,750	2,730
U.S. Treasury 1.50% 2019	1,000	988
U.S. Treasury 1.625% 2019	1,000	992
U.S. Treasury 1.625% 2019	500	494
U.S. Treasury 1.75% 2019	2,000	1,983
U.S. Treasury 1.375% 2020[1]	10,000	9,832
U.S. Treasury 1.375% 2020	4,850	4,721
U.S. Treasury 1.375% 2020	1,000	977
U.S. Treasury 1.50% 2020	1,809	1,776
U.S. Treasury 1.625% 2020	2,500	2,438
U.S. Treasury 2.00% 2020	4,185	4,117
U.S. Treasury 1.125% 2021	3,010	2,873
U.S. Treasury 1.25% 2021	2,500	2,381
U.S. Treasury 1.25% 2021	2,360	2,270
U.S. Treasury 1.375% 2021	3,420	3,291
U.S. Treasury 1.375% 2021	3,215	3,098
U.S. Treasury 1.75% 2021	9,635	9,317
U.S. Treasury 1.875% 2021	500	486
U.S. Treasury 2.00% 2021	7,770	7,635
U.S. Treasury 2.125% 2021	1,000	978
U.S. Treasury 3.125% 2021	2,000	2,019
U.S. Treasury 1.50% 2022	1,750	1,675
U.S. Treasury 1.75% 2022	13,290	12,767
U.S. Treasury 1.75% 2022	3,890	3,743
U.S. Treasury 1.75% 2022	2,000	1,927
U.S. Treasury 1.75% 2022	—[2]	—[2]
U.S. Treasury 1.875% 2022	5,336	5,164
U.S. Treasury 1.875% 2022	4,170	4,013
U.S. Treasury 1.875% 2022	3,745	3,619
U.S. Treasury 1.875% 2022	2,005	1,934
U.S. Treasury 2.125% 2022	3,000	2,924
U.S. Treasury 1.25% 2023	1,000	926
U.S. Treasury 1.375% 2023	1,275	1,189
U.S. Treasury 1.375% 2023	1,000	930
U.S. Treasury 1.625% 2023	4,000	3,781
U.S. Treasury 1.75% 2023	1,000	951
Capital Group Core Bond Fund — Page 44 of 70

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2023	$2,000	$1,930
U.S. Treasury 2.125% 2023	3,415	3,290
U.S. Treasury 2.25% 2023	500	484
U.S. Treasury 2.50% 2023	1,050	1,033
U.S. Treasury 2.75% 2023	13,542	13,486
U.S. Treasury 2.75% 2023	2,250	2,238
U.S. Treasury 2.00% 2024	5,650	5,377
U.S. Treasury 2.00% 2024	2,480	2,364
U.S. Treasury 2.125% 2024	11,000	10,575
U.S. Treasury 2.125% 2024[1]	8,000	7,650
U.S. Treasury 2.125% 2024	4,200	4,034
U.S. Treasury 2.25% 2024	7,135	6,869
U.S. Treasury 2.25% 2024	1,820	1,763
U.S. Treasury 2.75% 2024	5,000	4,968
U.S. Treasury 2.00% 2025	2,000	1,891
U.S. Treasury 2.00% 2025	2,000	1,883
U.S. Treasury 2.75% 2025	10,000	9,902
U.S. Treasury 2.875% 2025	4,470	4,458
U.S. Treasury 7.625% 2025	750	960
U.S. Treasury 1.625% 2026[1]	3,000	2,734
U.S. Treasury 2.25% 2027	8,420	7,975
U.S. Treasury 2.25% 2027	2,200	2,077
U.S. Treasury 2.875% 2028	2,267	2,251
		228,916
U.S. Treasury inflation-protected securities 8.42%
U.S. Treasury Inflation-Protected Security 0.125% 2020[3]	1,740	1,714
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	6,607	6,464
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	5,430	5,282
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	540	531
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	3,553	3,425
U.S. Treasury Inflation-Protected Security 2.00% 2026[3]	634	687
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,3]	12,008	9,859
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	10,021	9,941
		37,903
Total U.S. Treasury bonds & notes		266,819
Corporate bonds & notes 19.75% Financials 4.74%
ACE INA Holdings Inc. 2.30% 2020	285	280
ACE INA Holdings Inc. 2.875% 2022	150	147
ACE INA Holdings Inc. 3.35% 2026	45	44
ACE INA Holdings Inc. 4.35% 2045	50	51
Allstate Corp. 3.28% 2026	175	169
American Express Co. 2.20% 2020	750	734
American International Group, Inc. 2.30% 2019	190	189
American International Group, Inc. 4.20% 2028	750	750
Bank of America Corp. 2.625% 2020	735	727
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	458	430
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[4]	750	736
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR +1.31% on 7/23/2028)[4]	945	950
Bank of New York Mellon Corp. 2.10% 2019	500	499
BB&T Corp. 2.625% 2020	385	381
Capital Group Core Bond Fund — Page 45 of 70

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 2.00% 2018	$750	$750
Citigroup Inc. 2.35% 2021	1,005	974
Citigroup Inc. 4.45% 2027	400	396
Credit Suisse Group AG 3.80% 2023	500	496
General Motors Financial Co. 4.15% 2023	710	710
General Motors Financial Co. 4.00% 2026	175	166
Goldman Sachs Group, Inc. 2.55% 2019	561	558
Goldman Sachs Group, Inc. 3.00% 2022	365	357
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	500	479
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[4]	445	441
Goldman Sachs Group, Inc. 4.75% 2045	175	179
HSBC Holdings PLC 2.65% 2022	660	640
JPMorgan Chase & Co. 3.20% 2023	125	123
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	325	322
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	500	474
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	679	681
Lloyds Banking Group PLC 4.375% 2028	200	198
Morgan Stanley 2.50% 2021	500	488
New York Life Global Funding 1.70% 2021[5]	750	713
PNC Bank 1.45% 2019	690	682
PNC Bank 2.55% 2021	350	341
Prudential Financial (3-month USD-LIBOR + 0.78%) 3.123% 2018[6]	595	595
Rabobank Nederland 2.75% 2022	400	391
UniCredit SPA 3.75% 2022[5]	500	481
US Bancorp 3.05% 2020	900	899
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[4]	1,000	999
US Bancorp 3.40% 2023	500	498
Wells Fargo & Co. 2.10% 2021	500	482
Wells Fargo & Co. 2.625% 2022	805	777
		21,377
Health care 2.60%
Abbott Laboratories 2.35% 2019	75	75
Abbott Laboratories 2.90% 2021	190	188
Abbott Laboratories 3.40% 2023	140	139
Abbott Laboratories 3.75% 2026	515	512
AbbVie Inc. 2.50% 2020	1,060	1,048
AbbVie Inc. 2.30% 2021	340	331
AbbVie Inc. 3.20% 2022	415	409
Aetna Inc. 2.80% 2023	55	53
Allergan PLC 3.00% 2020	485	483
Allergan PLC 3.45% 2022	490	485
Amgen Inc. 1.85% 2021	140	134
AstraZeneca PLC 3.375% 2025	445	432
Bayer US Finance II LLC 3.875% 2023[5]	400	402
Bayer US Finance II LLC 4.375% 2028[5]	500	507
Becton, Dickinson and Co. 3.734% 2024	61	60
CVS Health Corp. 4.30% 2028	995	993
GlaxoSmithKline PLC 3.375% 2023	750	748
Johnson & Johnson 2.45% 2026	320	301
Johnson & Johnson 2.95% 2027	455	441
Novartis AG 5.125% 2019	300	304
Shire PLC 1.90% 2019	350	345
Shire PLC 2.40% 2021	195	188
Capital Group Core Bond Fund — Page 46 of 70

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 2.875% 2023	$120	$113
Shire PLC 3.20% 2026	615	570
Teva Pharmaceutical Finance Company BV 1.70% 2019	165	162
Teva Pharmaceutical Finance Company BV 2.20% 2021	580	541
Teva Pharmaceutical Finance Company BV 2.80% 2023	60	54
Teva Pharmaceutical Finance Company BV 3.15% 2026	60	51
UnitedHealth Group Inc. 3.35% 2022	380	381
UnitedHealth Group Inc. 3.75% 2025	460	462
WellPoint, Inc. 4.35% 2020	300	307
Zimmer Holdings, Inc. 3.15% 2022	485	476
		11,695
Energy 2.42%
Anadarko Petroleum Corp. 4.85% 2021	70	72
Anadarko Petroleum Corp. 5.55% 2026	145	157
Boardwalk Pipeline Partners, LP 4.95% 2024	460	470
Cenovus Energy Inc. 4.25% 2027	170	165
Concho Resources Inc. 4.30% 2028	80	80
ConocoPhillips 4.95% 2026	95	103
Enbridge Energy Partners, LP 5.875% 2025	230	252
Energy Transfer Partners, LP 4.20% 2023	155	155
Energy Transfer Partners, LP 4.20% 2027	185	180
Energy Transfer Partners, LP 4.95% 2028	894	913
EnLink Midstream Partners, LP 4.40% 2024	230	221
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.491% 2019[6]	1,115	1,116
Husky Energy Inc. 7.25% 2019	250	263
Kinder Morgan, Inc. 3.15% 2023	495	481
Kinder Morgan, Inc. 4.30% 2028	1,010	1,003
MPLX LP 3.375% 2023	75	74
MPLX LP 4.00% 2028	350	340
Petróleos Mexicanos 6.375% 2021	300	315
Petróleos Mexicanos 5.375% 2022	175	180
Petróleos Mexicanos 4.625% 2023	1,000	992
Petróleos Mexicanos 6.50% 2027	200	204
Phillips 66 4.30% 2022	290	298
Phillips 66 Partners LP 3.55% 2026	105	99
Royal Dutch Shell PLC 1.75% 2021	435	418
Schlumberger BV 3.00% 2020[5]	125	124
Schlumberger BV 4.00% 2025[5]	165	166
Spectra Energy Partners, LP 2.95% 2018	505	505
Statoil ASA 3.25% 2024	85	84
TC PipeLines, LP 4.375% 2025	430	424
Total Capital International 2.875% 2022	230	227
TransCanada PipeLines Ltd. 4.25% 2028	615	622
Woodside Finance Ltd. 4.60% 2021[5]	185	188
		10,891
Consumer staples 2.26%
Altria Group, Inc. 2.85% 2022	250	245
Altria Group, Inc. 2.95% 2023	200	195
Anheuser-Busch InBev NV 2.65% 2021	340	336
Anheuser-Busch InBev NV 3.65% 2026	735	723
Constellation Brands, Inc. 3.20% 2023	386	378
Costco Wholesale Corp. 2.30% 2022	285	276
Capital Group Core Bond Fund — Page 47 of 70

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Costco Wholesale Corp. 2.75% 2024	$285	$275
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[6]	960	964
General Mills, Inc. 3.20% 2021	285	284
Kroger Co. 2.00% 2019	410	408
Maple Escrow 4.057% 2023[5]	900	907
Molson Coors Brewing Co. 1.45% 2019	80	79
Molson Coors Brewing Co. 2.10% 2021	90	86
Molson Coors Brewing Co. 3.00% 2026	245	225
PepsiCo, Inc. 1.70% 2021	420	403
PepsiCo, Inc. 2.00% 2021	710	691
Philip Morris International Inc. 1.875% 2021	165	160
Reynolds American Inc. 4.00% 2022	70	71
Reynolds American Inc. 4.45% 2025	945	962
Reynolds American Inc. 5.70% 2035	310	339
Reynolds American Inc. 5.85% 2045	220	248
Wal-Mart Stores, Inc. 3.125% 2021	449	450
Wal-Mart Stores, Inc. 2.35% 2022	715	691
Wal-Mart Stores, Inc. 3.40% 2023	335	337
Wal-Mart Stores, Inc. 3.55% 2025	449	453
		10,186
Utilities 2.19%
Consumers Energy Co. 4.05% 2048	285	289
Dominion Resources, Inc. 1.875% 2018[5]	685	683
Duke Energy Carolinas, Inc. 3.05% 2023	510	502
Duke Energy Corp. 2.65% 2026	660	601
Eversource Energy 2.75% 2022	750	731
Exelon Corp. 3.40% 2026	65	62
FirstEnergy Corp., Series B, 4.25% 2023	1,930	1,961
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	864
Pacific Gas and Electric Co. 2.45% 2022	300	284
Pacific Gas and Electric Co. 3.30% 2027	505	465
Pacific Gas and Electric Co. 3.30% 2027	225	206
Progress Energy, Inc. 7.05% 2019	955	980
Public Service Enterprise Group Inc. 1.90% 2021	270	261
Public Service Enterprise Group Inc. 2.25% 2026	520	470
Tampa Electric Co. 2.60% 2022	350	337
Virginia Electric and Power Co. 3.10% 2025	1,040	998
Xcel Energy Inc. 3.30% 2025	190	183
		9,877
Consumer discretionary 1.96%
21st Century Fox America, Inc. 3.70% 2025	205	203
Amazon.com, Inc. 2.40% 2023	500	482
Amazon.com, Inc. 2.80% 2024	500	485
American Honda Finance Corp. 2.65% 2021	645	638
American Honda Finance Corp. 2.30% 2026	80	72
American Honda Finance Corp. 3.50% 2028	325	317
Bayerische Motoren Werke AG 1.45% 2019[5]	340	335
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	382	385
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	168
Comcast Corp. 2.35% 2027	435	386
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 3.218% 2018[5,6]	350	350
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	250	241
Capital Group Core Bond Fund — Page 48 of 70

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.157% 2020	$550	$546
Ford Motor Credit Co. 3.219% 2022	205	201
General Motors Co. 4.00% 2025	145	141
General Motors Co. 4.35% 2025	200	198
General Motors Financial Co. 3.70% 2020	320	322
Home Depot, Inc. 1.80% 2020	480	471
Home Depot, Inc. 4.40% 2021	350	362
McDonald’s Corp. 3.70% 2026	135	135
McDonald’s Corp. 3.50% 2027	460	453
NBCUniversal Media, LLC 5.15% 2020	350	362
Newell Rubbermaid Inc. 3.15% 2021	355	350
NIKE, Inc. 2.375% 2026	615	564
Starbucks Corp. 2.00% 2018	200	200
Time Warner Inc. 3.80% 2027	150	144
Walt Disney Co. 5.50% 2019	300	305
		8,816
Information technology 1.16%
Alphabet Inc. 1.998% 2026	465	419
Analog Devices, Inc. 2.50% 2021	185	179
Analog Devices, Inc. 3.50% 2026	170	163
Apple Inc. 1.80% 2020	475	467
Apple Inc. 1.55% 2021	575	551
Apple Inc. 2.50% 2022	190	186
Broadcom Ltd. 2.375% 2020	270	267
Broadcom Ltd. 3.00% 2022	730	709
Broadcom Ltd. 3.625% 2024	270	260
Broadcom Ltd. 3.875% 2027	1,125	1,056
Cisco Systems, Inc. 2.20% 2023	520	494
Oracle Corp. 2.375% 2019	500	500
		5,251
Real estate 0.86%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	58
American Campus Communities, Inc. 3.75% 2023	300	298
American Campus Communities, Inc. 4.125% 2024	415	413
Corporate Office Properties LP 5.25% 2024	235	243
DCT Industrial Trust Inc. 4.50% 2023	500	516
ERP Operating LP 4.625% 2021	215	222
Essex Portfolio LP 3.50% 2025	490	474
Kimco Realty Corp. 3.40% 2022	35	34
Scentre Group 2.375% 2019[5]	100	99
Scentre Group 3.50% 2025[5]	250	241
Simon Property Group, LP 2.50% 2021	460	449
WEA Finance LLC 2.70% 2019[5]	475	473
WEA Finance LLC 3.25% 2020[5]	355	354
		3,874
Telecommunication services 0.79%
Deutsche Telekom International Finance BV 2.82% 2022[5]	405	394
Verizon Communications Inc. 4.125% 2027	188	188
Verizon Communications Inc. 4.329% 2028[5]	316	318
Verizon Communications Inc. 4.50% 2033	1,000	991
Verizon Communications Inc. 4.40% 2034	250	244
Capital Group Core Bond Fund — Page 49 of 70

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 3.75% 2024	$555	$549
Vodafone Group PLC 4.125% 2025	445	446
Vodafone Group PLC 4.375% 2028	425	426
		3,556
Industrials 0.64%
Airbus Group SE 2.70% 2023[5]	85	82
General Electric Co. 2.70% 2022	300	291
Lockheed Martin Corp. 3.10% 2023	95	94
Lockheed Martin Corp. 3.55% 2026	95	94
Northrop Grumman Corp. 2.55% 2022	425	410
Republic Services, Inc. 5.00% 2020	350	360
Rockwell Collins, Inc. 2.80% 2022	375	365
Rockwell Collins, Inc. 3.20% 2024	275	266
Union Pacific Corp. 3.50% 2023	360	360
Union Pacific Corp. 3.75% 2025	230	232
Waste Management, Inc. 4.60% 2021	300	310
		2,864
Materials 0.13%
Sherwin-Williams Co. 2.75% 2022	165	160
Sherwin-Williams Co. 3.125% 2024	70	68
Sherwin-Williams Co. 3.45% 2027	175	167
Vale SA 6.25% 2026	160	176
		571
Total corporate bonds & notes		88,958
Mortgage-backed obligations 6.78% Federal agency mortgage-backed obligations 6.65%
Fannie Mae 4.50% 2019[7]	6	6
Fannie Mae 4.50% 2020[7]	56	57
Fannie Mae 3.50% 2025[7]	1,668	1,684
Fannie Mae 5.50% 2038[7]	325	350
Fannie Mae 5.00% 2041[7]	634	678
Fannie Mae 5.00% 2041[7]	139	148
Fannie Mae 3.50% 2047[7]	3,993	3,967
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[7]	7	7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,7]	445	429
Freddie Mac 3.50% 2045[7]	2,144	2,141
Freddie Mac 3.50% 2048[7,8]	1,490	1,476
Freddie Mac, Series 3272, Class PA, 6.00% 2037[7]	21	23
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[7]	544	555
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	250	244
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	1,320	1,306
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[7]	1,010	956
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[6,7]	255	252
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[7]	490	474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.50% 2056[6,7]	703	683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	458	445
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[6,7]	275	265
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]	568	554
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	281	276
Government National Mortgage Assn. 4.50% 2040[7]	55	58
Capital Group Core Bond Fund — Page 50 of 70

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2048[7]	$4,789	$4,883
Government National Mortgage Assn. 4.00% 2048[7,8]	2,781	2,839
Government National Mortgage Assn. 4.50% 2048[7,8]	2,385	2,473
Government National Mortgage Assn. 4.50% 2048[7,8]	1,885	1,958
Government National Mortgage Assn. 5.668% 2059[7]	3	3
Government National Mortgage Assn. 5.047% 2064[7]	68	69
Government National Mortgage Assn. 6.64% 2064[7]	200	207
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.115% 2062[6,7]	477	481
		29,947
Collateralized mortgage-backed (privately originated) 0.13%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.014% 2024[6,7]	12	13
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.3207% 2027[5,6,7,9]	228	227
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[5,6,7]	366	360
		600
Total mortgage-backed obligations		30,547
Asset-backed obligations 2.93%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[5,7]	333	333
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,7]	1,340	1,341
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,7]	770	763
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[7]	296	295
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[7]	270	269
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 2.502% 2020[6,7]	480	480
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[5,7]	446	447
Drive Auto Receivables Trust, Series 2018-3-A2A, 2.79% 2021[7]	995	995
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[5,7]	28	28
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[5,7]	321	321
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[5,7]	311	311
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,7]	594	590
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[5,7]	460	460
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,7]	2,365	2,318
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[7]	210	208
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[5,7]	461	451
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,7]	440	436
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[5,7]	217	217
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	95	95
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	1,118	1,118
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	400	401
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,7]	280	277
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,7]	448	454
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[5,7]	610	603
		13,211
Federal agency bonds & notes 1.84%
Fannie Mae 1.75% 2019	1,710	1,696
Fannie Mae 2.375% 2023	2,442	2,388
Fannie Mae 2.125% 2026	400	373
Federal Home Loan Bank 1.875% 2020	3,015	2,979
United States Agency for International Development, Ukraine, 1.844% 2019	875	870
		8,306
Capital Group Core Bond Fund — Page 51 of 70

unaudited
Bonds, notes & other debt instruments Municipals 1.21% Florida 0.46%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$2,060	$2,060
California 0.30%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	806
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	243
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	316
		1,365
New Jersey 0.22%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	662
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	350	348
		1,010
Illinois 0.22%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[7]	1,000	972
Washington 0.01%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	24
		5,431
Bonds & notes of governments & government agencies outside the U.S. 0.61%
European Investment Bank 2.25% 2022	751	732
Manitoba (Province of) 3.05% 2024	200	197
Ontario (Province of) 3.20% 2024	500	496
Saudi Arabia (Kingdom of) 4.00% 2025[5]	430	431
Saudi Arabia (Kingdom of) 4.50% 2030[5]	445	449
United Mexican States 4.15% 2027	460	454
		2,759
Total bonds, notes & other debt instruments (cost: $424,934,000)		416,031
Short-term securities 10.16%
Chevron Corp. 1.90% due 8/21/2018[5]	10,000	9,989
ExxonMobil Corp. 1.94% due 8/22/2018	5,000	4,994
Federal Home Loan Bank 1.93%–1.99% due 9/26/2018–10/24/2018	10,000	9,961
Hydro-Québec 2.02% due 8/2/2018[5]	5,850	5,849
John Deere Financial Inc. 1.98% due 8/20/2018[5]	6,000	5,994
National Rural Utilities Cooperative Finance Corp. 2.00% due 8/13/2018	9,000	8,994
Total short-term securities (cost: $45,783,000)		45,781
Total investment securities 102.52% (cost: $470,717,000)		461,812
Other assets less liabilities (2.52)%		(11,363)
Net assets 100.00%		$450,449
Capital Group Core Bond Fund — Page 52 of 70

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 7/31/2018[11] (000)	Unrealized depreciation at 7/31/2018 (000)
2 Year U.S. Treasury Note Futures	Long	199	October 2018	$39,800	$42,063	$(109)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 7/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 7/31/2018 (000)
U.S. EFFR	2.165%	4/3/2020	$14,700	$75	$—	$75
2.55%	3-month USD-LIBOR	4/3/2020	14,700	(70)	—	(70)
U.S. EFFR	2.174%	4/4/2020	18,720	94	—	94
2.5725%	3-month USD-LIBOR	4/4/2020	18,720	(83)	—	(83)
U.S. EFFR	2.19%	4/6/2020	12,400	59	—	59
2.599%	3-month USD-LIBOR	4/6/2020	12,400	(49)	—	(49)
3-month USD-LIBOR	2.761%	4/27/2020	15,000	22	—	22
3-month USD-LIBOR	2.75%	4/30/2020	8,000	14	—	14
3-month USD-LIBOR	2.746%	5/1/2020	11,400	21	—	21
3-month USD-LIBOR	2.7515%	5/3/2020	11,420	20	—	20
					$—	$103
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $581,000, which represented .13% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $39,707,000, which represented 8.81% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $227,000, which represented .05% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Capital Group Core Bond Fund — Page 53 of 70

unaudited
Key to abbreviations and symbol
Auth. = Authority
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Capital Group Core Bond Fund — Page 54 of 70

Capital Group Global Equity FundSM
Investment portfolio
July 31, 2018
unaudited
Common stocks 95.05% Information technology 21.28%	Shares	Value (000)
ASML Holding NV	63,916	$13,715
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	312,620	12,883
Visa Inc., Class A	84,870	11,605
GoDaddy Inc., Class A1	145,200	10,690
QUALCOMM Inc.	98,245	6,297
Alphabet Inc., Class A1	3,295	4,044
Alphabet Inc., Class C1	1,839	2,238
Apple Inc.	32,394	6,164
Broadcom Inc.	27,323	6,059
Murata Manufacturing Co., Ltd.	34,000	5,929
Keyence Corp.	10,730	5,653
SAP SE	44,115	5,151
Hamamatsu Photonics KK	106,600	4,509
VTech Holdings Ltd.	393,900	4,406
Microsoft Corp.	37,300	3,957
Intel Corp.	74,900	3,603
Jack Henry & Associates, Inc.	25,916	3,491
Accenture PLC, Class A	21,200	3,378
Telefonaktiebolaget LM Ericsson, Class B	421,825	3,304
Activision Blizzard, Inc.	41,620	3,056
Facebook, Inc., Class A1	16,300	2,813
Micro Focus International PLC	118,900	1,951
Global Payments Inc.	16,670	1,877
Texas Instruments Inc.	9,315	1,037
Tencent Holdings Ltd.	14,500	656
		128,466
Financials 16.35%
JPMorgan Chase & Co.	113,580	13,056
AIA Group Ltd.	1,478,600	12,904
CME Group Inc., Class A	72,100	11,473
Bank of New York Mellon Corp.	118,930	6,359
Moody’s Corp.	36,200	6,195
Intercontinental Exchange, Inc.	79,635	5,886
DNB ASA	227,282	4,585
State Street Corp.	48,500	4,283
HDFC Bank Ltd. (ADR)	39,830	4,116
KBC Groep NV	38,688	2,975
Sampo Oyj, Class A	57,398	2,917
Wells Fargo & Co.	49,355	2,828
Marsh & McLennan Companies, Inc.	32,885	2,741
Huntington Bancshares Inc.	168,550	2,602
Aon PLC, Class A	16,200	2,326
Chubb Ltd.	16,270	2,273
Svenska Handelsbanken AB, Class A	173,358	2,142
Lloyds Banking Group PLC	2,266,700	1,856
RenaissanceRe Holdings Ltd.	13,900	1,833
Capital Group Global Equity Fund — Page 55 of 70

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Prudential PLC	58,055	$1,375
London Stock Exchange Group PLC	20,400	1,177
Toronto-Dominion Bank	19,670	1,164
BNP Paribas SA	16,948	1,103
Nasdaq, Inc.	5,800	530
		98,699
Industrials 12.01%
Airbus SE, non-registered shares	86,492	10,721
Safran SA	78,848	9,778
Deere & Co.	50,260	7,277
CSX Corp.	87,300	6,170
SMC Corp.	12,800	4,291
Ryanair Holdings PLC (ADR)[1]	37,095	3,910
Boeing Co.	10,590	3,773
Equifax Inc.	25,600	3,213
Northrop Grumman Corp.	10,300	3,095
TransDigm Group Inc.	8,030	3,016
Jardine Matheson Holdings Ltd.	37,500	2,531
Waste Connections, Inc.	28,555	2,216
Hexcel Corp.	30,630	2,114
IDEX Corp.	13,350	2,050
ASSA ABLOY AB, Class B	79,798	1,582
DSV A/S	14,863	1,246
Eaton Corp. PLC	14,200	1,181
Hoshizaki Corp.	11,600	1,168
DKSH Holding AG	14,647	1,072
Rheinmetall AG	8,751	1,057
Brenntag AG	17,259	1,035
		72,496
Consumer discretionary 10.89%
Las Vegas Sands Corp.	149,880	10,776
Amazon.com, Inc.[1]	4,645	8,256
Hilton Worldwide Holdings Inc.	101,300	7,968
Naspers Ltd., Class N (ADR)	137,505	6,835
LVMH Moët Hennessy-Louis Vuitton SE	11,501	4,019
Comcast Corp., Class A	102,500	3,668
Hyundai Motor Co., Series 2 (GDR)[2,3]	72,100	2,826
YUM! Brands, Inc.	34,600	2,744
Newell Brands Inc.	100,108	2,622
Starbucks Corp.	43,900	2,300
Charter Communications, Inc., Class A1	7,027	2,140
Samsonite International SA	448,800	1,698
BCA Marketplace PLC	506,738	1,566
NIKE, Inc., Class B	19,000	1,461
Hermès International	2,203	1,395
SES SA, Class A (FDR)	69,377	1,387
Wynn Macau, Ltd.	389,200	1,146
JCDecaux SA	32,167	1,051
DENSO Corp.	18,200	896
Modern Times Group MTG AB, Class B	24,325	894
Norwegian Cruise Line Holdings Ltd.[1]	2,500	125
		65,773
Capital Group Global Equity Fund — Page 56 of 70

unaudited
Common stocks Consumer staples 9.92%	Shares	Value (000)
Pernod Ricard SA	44,586	$7,192
Carlsberg A/S, Class B	57,775	6,965
Nestlé SA	82,135	6,694
L’Oréal SA, non-registered shares	23,043	5,645
Danone SA	60,668	4,768
British American Tobacco PLC	85,520	4,716
Reckitt Benckiser Group PLC	50,945	4,545
Mondelez International, Inc.	102,000	4,425
Costco Wholesale Corp.	14,600	3,193
Philip Morris International Inc.	32,840	2,834
Diageo PLC	71,785	2,640
Walgreens Boots Alliance, Inc.	34,000	2,299
Coca-Cola Co.	35,290	1,646
Imperial Brands PLC	35,300	1,354
Procter & Gamble Co.	12,055	975
		59,891
Health care 9.34%
AstraZeneca PLC	101,485	7,812
Gilead Sciences, Inc.	91,207	7,099
Essilor International SA	37,835	5,583
UnitedHealth Group Inc.	20,590	5,214
Novo Nordisk A/S, Class B	87,302	4,359
Seattle Genetics, Inc.[1]	61,580	4,335
Incyte Corp.[1]	55,200	3,673
Danaher Corp.	35,200	3,611
Abbott Laboratories	43,600	2,858
Eli Lilly and Co.	20,375	2,013
Johnson & Johnson	15,170	2,010
Bluebird Bio, Inc.[1]	11,200	1,735
Express Scripts Holding Co.[1]	17,405	1,383
Integra LifeSciences Holdings Corp.[1]	21,900	1,365
Agios Pharmaceuticals, Inc.[1]	13,100	1,132
Merck & Co., Inc.	13,800	909
Humana Inc.	2,410	757
Genmab A/S1	3,262	559
		56,407
Energy 5.44%
Royal Dutch Shell PLC, Class B (ADR)	123,195	8,752
Schlumberger Ltd.	112,986	7,629
Chevron Corp.	48,844	6,168
EOG Resources, Inc.	39,145	5,047
Enbridge Inc. (CAD denominated)	133,100	4,727
Helmerich & Payne, Inc.	8,300	509
		32,832
Materials 3.51%
Asahi Kasei Corp.	432,600	5,766
Shin-Etsu Chemical Co., Ltd.	53,900	5,433
Nutrien Ltd. (CAD denominated)	76,600	4,160
Air Liquide SA, non-registered shares	11,949	1,530
Givaudan SA	555	1,302
Rio Tinto PLC	22,242	1,225
Capital Group Global Equity Fund — Page 57 of 70

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Praxair, Inc.	7,145	$1,197
Steel Dynamics, Inc.	12,100	570
		21,183
Telecommunication services 2.16%
SoftBank Group Corp.	93,300	7,726
Vodafone Group PLC	905,690	2,211
NTT DoCoMo, Inc.	50,900	1,308
América Móvil, SAB de CV, Series L (ADR)	54,400	931
Koninklijke KPN NV	305,033	883
		13,059
Utilities 2.14%
AES Corp.	339,350	4,534
Sempra Energy	24,530	2,835
Enel SPA	381,894	2,130
Iberdrola, SA, non-registered shares	242,224	1,884
National Grid PLC	143,085	1,527
		12,910
Real estate 2.01%
American Tower Corp. REIT	37,900	5,619
Crown Castle International Corp. REIT	45,675	5,062
Link Real Estate Investment Trust REIT	148,500	1,472
		12,153
Total common stocks (cost: $407,760,000)		573,869
Short-term securities 4.61%	Principal amount (000)
Bank of New York Co., Inc. 1.87% due 8/1/2018	$14,900	14,899
Federal Home Loan Bank 1.99% due 10/24/2018	5,000	4,976
Freddie Mac 1.98% due 11/2/2018	5,000	4,974
National Rural Utilities Cooperative Finance Corp. 2.00% due 8/13/2018	3,000	2,998
Total short-term securities (cost: $27,849,000)		27,847
Total investment securities 99.66% (cost: $435,609,000)		601,716
Other assets less liabilities 0.34%		2,077
Net assets 100.00%		$603,793

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,826,000, which represented .47% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,826,000, which represented .47% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
Capital Group Global Equity Fund — Page 58 of 70

Capital Group International Equity FundSM
Investment portfolio
July 31, 2018
unaudited
Common stocks 91.20% Industrials 15.63%	Shares	Value (000)
Safran SA	374,425	$46,432
Airbus SE, non-registered shares	328,640	40,735
SMC Corp.	98,900	33,151
ASSA ABLOY AB, Class B	1,157,528	22,952
Jardine Matheson Holdings Ltd.	313,900	21,188
Nidec Corp.	97,000	14,036
Rheinmetall AG	109,066	13,175
DSV A/S	138,465	11,612
DKSH Holding AG	130,892	9,577
Brenntag AG	153,818	9,224
Hoshizaki Corp.	78,500	7,905
Canadian National Railway Co.	63,300	5,643
Kubota Corp.	292,600	4,892
Siemens AG	34,457	4,866
Ryanair Holdings PLC (ADR)[1]	42,680	4,499
RELX PLC	203,500	4,441
FANUC CORP.	21,900	4,293
		258,621
Financials 15.07%
AIA Group Ltd.	5,165,000	45,076
London Stock Exchange Group PLC	498,700	28,781
Sampo Oyj, Class A	451,173	22,929
Prudential PLC	917,170	21,729
Lloyds Banking Group PLC	24,292,100	19,890
HDFC Bank Ltd. (ADR)	183,900	19,004
DBS Group Holdings Ltd	695,000	13,657
BNP Paribas SA	186,692	12,153
Svenska Handelsbanken AB, Class A	969,702	11,982
Deutsche Boerse AG	80,583	10,620
KBC Groep NV	106,768	8,210
Société Générale	152,703	6,805
ABN AMRO Group NV, depository receipts	225,667	6,254
Euronext NV	99,173	6,164
UBS Group AG	366,947	6,046
DNB ASA	294,036	5,932
AIB Group PLC	700,057	4,011
		249,243
Consumer staples 14.49%
Carlsberg A/S, Class B	279,439	33,686
Pernod Ricard SA	200,747	32,383
British American Tobacco PLC	578,100	31,876
Nestlé SA	383,775	31,279
L’Oréal SA, non-registered shares	103,258	25,296
Diageo PLC	646,645	23,782
Danone SA	227,506	17,880
Capital Group International Equity Fund — Page 59 of 70

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
TSURUHA Holdings, Inc.	96,400	$11,846
Imperial Brands PLC	281,078	10,780
Meiji Holdings Co., Ltd.	100,700	7,907
Associated British Foods PLC	241,650	7,787
Reckitt Benckiser Group PLC	57,200	5,103
		239,605
Information technology 14.45%
ASML Holding NV	187,647	40,264
Keyence Corp.	64,200	33,824
Hamamatsu Photonics KK	796,000	33,672
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	810,800	33,413
SAP SE	273,872	31,977
Murata Manufacturing Co., Ltd.	143,100	24,956
Micro Focus International PLC	1,382,100	22,676
MercadoLibre, Inc.	40,750	13,974
Samsung Electronics Co., Ltd., preferred (GDR)	5,057	4,314
		239,070
Health care 9.69%
AstraZeneca PLC	569,850	43,868
Novo Nordisk A/S, Class B	737,522	36,821
Essilor International SA	227,175	33,525
Genmab A/S1	101,922	17,465
HOYA Corp.	166,100	9,953
Sonova Holding AG	40,370	7,453
Grifols, SA, Class B, preferred nonvoting, non-registered shares	272,114	5,734
Novartis AG	65,608	5,515
		160,334
Consumer discretionary 8.62%
LVMH Moët Hennessy-Louis Vuitton SE	79,334	27,724
Kering SA	36,831	19,639
BCA Marketplace PLC	5,314,368	16,427
InterContinental Hotels Group PLC	172,300	10,645
Samsonite International SA	2,784,900	10,538
Modern Times Group MTG AB, Class B	285,581	10,490
SES SA, Class A (FDR)	485,762	9,710
JCDecaux SA	255,447	8,346
Ryohin Keikaku Co., Ltd.	22,200	7,118
Naspers Ltd., Class N (ADR)	133,750	6,649
Wynn Macau, Ltd.	2,190,200	6,446
Hermès International	7,186	4,551
DENSO Corp.	88,500	4,356
		142,639
Telecommunication services 4.63%
SoftBank Group Corp.	315,500	26,128
Vodafone Group PLC	10,076,130	24,599
NTT DoCoMo, Inc.	483,700	12,429
Koninklijke KPN NV	2,505,083	7,250
América Móvil, SAB de CV, Series L (ADR)	364,400	6,235
		76,641
Capital Group International Equity Fund — Page 60 of 70

unaudited
Common stocks Materials 3.43%	Shares	Value (000)
Asahi Kasei Corp.	1,037,000	$13,823
Shin-Etsu Chemical Co., Ltd.	109,100	10,996
Givaudan SA	3,644	8,549
Kansai Paint Co., Ltd.	353,520	8,113
Air Liquide SA, non-registered shares	57,885	7,412
Rio Tinto PLC	81,490	4,489
Amcor Ltd.	298,848	3,346
		56,728
Energy 2.50%
Royal Dutch Shell PLC, Class B	723,490	25,369
TOTAL SA	131,887	8,615
Ensco PLC, Class A	991,600	7,367
		41,351
Utilities 1.85%
Enel SPA	2,513,019	14,017
Iberdrola, SA, non-registered shares	1,595,401	12,406
SSE PLC	250,754	4,114
		30,537
Real estate 0.84%
Link Real Estate Investment Trust REIT	1,404,000	13,917
Total common stocks (cost: $1,133,486,000)		1,508,686
Short-term securities 8.57%	Principal amount (000)
Bank of New York Co., Inc. 1.87% due 8/1/2018	$26,900	26,898
Chevron Corp. 2.03% due 10/25/2018[2]	10,000	9,951
Colgate-Palmolive Co. 1.90% due 8/1/2018[2]	24,250	24,249
Federal Home Loan Bank 1.90% due 9/21/2018	25,000	24,931
National Rural Utilities Cooperative Finance Corp. 2.00% due 8/22/2018	19,600	19,576
Pfizer Inc. 2.10% due 9/13/2018[2]	4,100	4,090
Swedbank AB 2.22% due 9/24/2018	7,500	7,478
Victory Receivables Corp. 2.10% due 8/24/2018[2]	24,600	24,566
Total short-term securities (cost: $141,744,000)		141,739
Total investment securities 99.77% (cost: $1,275,230,000)		1,650,425
Other assets less liabilities 0.23%		3,790
Net assets 100.00%		$1,654,215

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $62,856,000, which represented 3.80% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
Capital Group International Equity Fund — Page 61 of 70

Capital Group U.S. Equity FundSM
Investment portfolio
July 31, 2018
unaudited
Common stocks 95.70% Information technology 19.15%	Shares	Value (000)
Visa Inc., Class A	53,330	$7,292
Microsoft Corp.	67,095	7,118
Jack Henry & Associates, Inc.	43,020	5,795
Apple Inc.	16,565	3,152
Alphabet Inc., Class C1	1,742	2,120
Alphabet Inc., Class A1	360	442
Texas Instruments Inc.	22,540	2,509
Broadcom Inc.	10,381	2,302
QUALCOMM Inc.	31,865	2,042
ASML Holding NV (New York registered)	8,840	1,892
Global Payments Inc.	16,705	1,881
GoDaddy Inc., Class A1	21,500	1,583
Accenture PLC, Class A	9,200	1,466
Analog Devices, Inc.	14,156	1,361
HP Inc.	40,520	935
Activision Blizzard, Inc.	10,400	764
Facebook, Inc., Class A1	4,400	759
Intel Corp.	14,300	688
Micro Focus International PLC, depository receipt	36,100	585
Trimble Inc.[1]	14,705	519
Electronic Arts Inc.[1]	2,100	270
		45,475
Financials 16.99%
Marsh & McLennan Companies, Inc.	62,490	5,209
CME Group Inc., Class A	29,025	4,618
Chubb Ltd.	31,040	4,337
JPMorgan Chase & Co.	35,830	4,119
Wells Fargo & Co.	68,415	3,919
SVB Financial Group[1]	9,500	2,925
Bank of New York Mellon Corp.	53,390	2,855
Aon PLC, Class A	16,300	2,340
Huntington Bancshares Inc.	141,930	2,191
Intercontinental Exchange, Inc.	29,350	2,169
Moody’s Corp.	12,575	2,152
State Street Corp.	15,950	1,409
Nasdaq, Inc.	12,000	1,097
Toronto-Dominion Bank	12,245	725
MSCI Inc.[1]	1,600	266
		40,331
Industrials 12.97%
Waste Connections, Inc.	72,800	5,650
CSX Corp.	52,800	3,732
Northrop Grumman Corp.	10,210	3,068
Boeing Co.	7,070	2,519
Deere & Co.	14,620	2,117
Capital Group U.S. Equity Fund — Page 62 of 70

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
TransDigm Group Inc.	5,205	$1,955
Eaton Corp. PLC	22,570	1,877
Hexcel Corp.	26,315	1,816
Equifax Inc.	13,350	1,675
Airbus Group SE (ADR)	50,200	1,552
IDEX Corp.	9,800	1,505
Norfolk Southern Corp.	6,285	1,062
Waste Management, Inc.	11,120	1,001
Lockheed Martin Corp.	2,075	676
C.H. Robinson Worldwide, Inc.	6,385	589
		30,794
Health care 12.71%
UnitedHealth Group Inc.	22,005	5,572
Humana Inc.	7,665	2,408
Seattle Genetics, Inc.[1]	33,530	2,361
Gilead Sciences, Inc.	26,924	2,095
Danaher Corp.	19,973	2,049
Incyte Corp.[1]	30,600	2,036
Merck & Co., Inc.	27,585	1,817
Eli Lilly and Co.	16,900	1,670
Express Scripts Holding Co.[1]	19,085	1,516
Johnson & Johnson	10,380	1,376
AstraZeneca PLC (ADR)	35,150	1,375
Medtronic PLC	14,015	1,265
Ultragenyx Pharmaceutical Inc.[1]	13,345	1,056
Essilor International SA (ADR)	14,080	1,038
Agios Pharmaceuticals, Inc.[1]	10,270	887
Abbott Laboratories	13,380	877
Bluebird Bio, Inc.[1]	5,100	790
		30,188
Consumer staples 9.28%
Diageo PLC (ADR)	26,700	3,932
Philip Morris International Inc.	45,230	3,903
Procter & Gamble Co.	33,551	2,714
Nestlé SA (ADR)	30,305	2,470
Costco Wholesale Corp.	11,000	2,406
Coca-Cola Co.	42,120	1,964
Mondelez International, Inc.	29,500	1,280
British American Tobacco PLC (ADR)	14,490	794
Carlsberg A/S, Class B (ADR)	31,725	763
Danone (ADR)	44,389	694
Hormel Foods Corp.	17,200	619
Reckitt Benckiser Group PLC (ADR)	28,160	501
		22,040
Consumer discretionary 9.19%
Comcast Corp., Class A	119,150	4,263
Amazon.com, Inc.[1]	2,328	4,138
Charter Communications, Inc., Class A1	10,236	3,118
NIKE, Inc., Class B	33,605	2,584
Newell Brands Inc.	89,800	2,352
Hilton Worldwide Holdings Inc.	22,900	1,801
Starbucks Corp.	25,100	1,315
Capital Group U.S. Equity Fund — Page 63 of 70

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Booking Holdings Inc.[1]	520	$1,055
Wynn Resorts, Ltd.	4,000	667
YUM! Brands, Inc.	6,580	522
		21,815
Energy 8.12%
Schlumberger Ltd.	59,344	4,007
Chevron Corp.	24,340	3,073
Enbridge Inc.	81,400	2,884
EOG Resources, Inc.	18,365	2,368
ConocoPhillips	22,985	1,659
Occidental Petroleum Corp.	15,760	1,323
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,286
Helmerich & Payne, Inc.	19,200	1,178
Halliburton Co.	20,400	865
Cimarex Energy Co.	6,500	641
		19,284
Real estate 4.27%
Crown Castle International Corp. REIT	35,800	3,968
American Tower Corp. REIT	18,300	2,713
Iron Mountain Inc. REIT	51,069	1,793
Equinix, Inc. REIT	3,800	1,669
		10,143
Utilities 1.40%
Sempra Energy	25,005	2,890
NextEra Energy, Inc.	2,600	436
		3,326
Materials 1.25%
Praxair, Inc.	9,806	1,642
Sherwin-Williams Co.	1,570	692
Steel Dynamics, Inc.	13,400	631
		2,965
Telecommunication services 0.37%
Verizon Communications Inc.	16,835	869
Total common stocks (cost: $149,150,000)		227,230
Short-term securities 4.29%	Principal amount (000)
Bank of New York Co., Inc. 1.87% due 8/1/2018	$3,200	3,200
Federal Home Loan Bank 1.88%–1.92% due 8/16/2018–8/22/2018	7,000	6,993
Total short-term securities (cost: $10,193,000)		10,193
Total investment securities 99.99% (cost: $159,343,000)		237,423
Other assets less liabilities 0.01%		30
Net assets 100.00%		$237,453
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.

Capital Group U.S. Equity Fund — Page 64 of 70

unaudited
Key to abbreviation
ADR = American Depositary Receipts
Capital Group U.S. Equity Fund — Page 65 of 70

unaudited
Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held by Capital Group Core Bond Fund was $38,400,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps held by Capital Group Core Bond Fund were $121,052,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
Private Client Services Funds — Page 66 of 70

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of July 31, 2018 (dollars in thousands).
Capital Group Core Municipal Fund

At July 31, 2018, all of the fund’s investment securities were classified as Level 2.
Capital Group Short-Term Municipal Fund

At July 31, 2018, all of the fund’s investment securities were classified as Level 2.
Capital Group California Core Municipal Fund

At July 31, 2018, all of the fund’s investment securities were classified as Level 2.
Capital Group California Short-Term Municipal Fund

At July 31, 2018, all of the fund’s investment securities were classified as Level 2.
Private Client Services Funds — Page 67 of 70

unaudited
Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$266,819	$—	$266,819
Corporate bonds & notes	—	88,958	—	88,958
Mortgage-backed obligations	—	30,547	—	30,547
Asset-backed obligations	—	13,211	—	13,211
Federal agency bonds & notes	—	8,306	—	8,306
Municipals	—	5,431	—	5,431
Bonds & notes of governments & government agencies outside the U.S.	—	2,759	—	2,759
Short-term securities	—	45,781	—	45,781
Total	$—	$461,812	$—	$461,812

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$305	$—	$305
Liabilities:
Unrealized depreciation on futures contracts	(109)	—	—	(109)
Unrealized depreciation on interest rate swaps	—	(202)	—	(202)
Total	$(109)	$103	$—	$(6)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$128,466	$—	$—	$128,466
Financials	98,699	—	—	98,699
Industrials	72,496	—	—	72,496
Consumer discretionary	62,947	2,826	—	65,773
Consumer staples	59,891	—	—	59,891
Health care	56,407	—	—	56,407
Energy	32,832	—	—	32,832
Materials	21,183	—	—	21,183
Telecommunication services	13,059	—	—	13,059
Utilities	12,910	—	—	12,910
Real estate	12,153	—	—	12,153
Short-term securities	—	27,847	—	27,847
Total	$571,043	$30,673	$—	$601,716
Private Client Services Funds — Page 68 of 70

unaudited
Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$258,621	$—	$—	$258,621
Financials	249,243	—	—	249,243
Consumer staples	239,605	—	—	239,605
Information technology	239,070	—	—	239,070
Health care	160,334	—	—	160,334
Consumer discretionary	142,639	—	—	142,639
Telecommunication services	76,641	—	—	76,641
Materials	56,728	—	—	56,728
Energy	41,351	—	—	41,351
Utilities	30,537	—	—	30,537
Real estate	13,917	—	—	13,917
Short-term securities	—	141,739	—	141,739
Total	$1,508,686	$141,739	$—	$1,650,425
Capital Group U.S. Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$45,475	$—	$—	$45,475
Financials	40,331	—	—	40,331
Industrials	30,794	—	—	30,794
Health care	30,188	—	—	30,188
Consumer staples	22,040	—	—	22,040
Consumer discretionary	21,815	—	—	21,815
Energy	19,284	—	—	19,284
Real estate	10,143	—	—	10,143
Utilities	3,326	—	—	3,326
Materials	2,965	—	—	2,965
Telecommunication services	869	—	—	869
Short-term securities	—	10,193	—	10,193
Total	$227,230	$10,193	$—	$237,423
Private Client Services Funds — Page 69 of 70

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-380-0918O-S66002	Private Client Services Funds — Page 70 of 70

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018